Cover	Jul. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2025
Entity File Number	001-36741
Entity Registrant Name	FIRST NORTHWEST BANCORP
Entity Central Index Key	0001556727
Entity Tax Identification Number	46-1259100
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	105 West 8th Street
Entity Address, City or Town	Port Angeles
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98362
City Area Code	360
Local Phone Number	457-0461
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FNWB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false